SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
Schedule of Assumptions Used to Estimate Fair Value

Year ended December 31	2011	2012

Risk-free interest rate (1)	0.11% - 2.66%	0.11% - 2.66%
Expected life (2)	2-5 years	2-5 years
Expected volatility (3)	42.04%- 48.30%	39.97%-42.04%
Dividend yield (4)	Nil	Nil

(1)	Risk-free interest rate

Risk-free interest rate adopted the yield to maturity of United States government bonds with the same maturity as the respective expected term of the options.

(2)	Expected life

The expected life was estimated as the average between the vesting term of the options and the original contractual term.

(3)	Expected volatility

The expected volatility of the underlying ADS during the life of the options was calculated based on the Company's historical stock price volatility over the period from initial public offering through to the grant date.

(4)	Dividend yield

The dividend yield was expected to be nil based on the Company's historical dividend distribution record and its policy.

(5)	Share price

The fair value of the ordinary shares on the grant date was the closing price of the Company's stock at each grant date.

Summary of Stock Options Activity
		Weighted	Weighted
		average	average
	Number	exercise price	fair value
	of options	per option	at grant date

Outstanding at December 31, 2010	6,962,675	$1.40	$1.22
Granted on January 25, 2011	27,000	$1.40	$1.13
Granted on December 15, 2010 but effective on May 10, 2011 (note)	812,700	$1.40	$1.12
Granted on May 10, 2011	274,000	$1.40	$1.12
Granted on August 9, 2011	532,100	$1.40	$0.79
Granted on November 8, 2011	15,000	$1.40	$0.91
Exercised	(479,196)	$1.40	$1.22
Forfeited	(777,280)	$1.40	$1.22
Expired	(10,750)	$1.40	$1.22
Outstanding at December 31, 2011	7,356,249	$1.40	$1.01
Exercised	(1,635,252)	$1.40	$1.01
Forfeited	(751,425)	$1.40	$1.01
Expired	(91,475)	$1.40	$1.01
Outstanding at December 31, 2012	4,878,097	$1.40	$1.01

Note: The stock options were approved by the shareholder and Board of Directors on May 10, 2011.

Summary of Stock Options Outstanding
Options exercisable
	Options outstanding as of December 31, 2011				as of December 31, 2011
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	7,356,249	5 years	$1.40	$8,984	2,195,234	$1.40	$2,106

Options exercisable
	Options outstanding as of December 31, 2012				as of December 31, 2012
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	4,878,097	5 years	$1.40	$17,957	2,839,857	$1.40	$2,507

Schedule of RSU Activity
	For the year ended
	December 31, 2012
		Weighted
		average
	Number	fair value
	of options	at grant date

Outstanding at December 31, 2010	-	$-
Granted on December 15, 2010 but effective on May 10, 2011 (note)	183,000	$2.36
Granted on May 10, 2011	12,000	$2.36
Granted on August 9, 2011	48,000	$1.98
Forfeited	(9,000)	$2.36
Outstanding at December 31, 2011	234,000	$2.28
Granted on January 17, 2012	100,000	$1.87
Granted on May 8, 2012	313,250	$1.69
Exercised	(31,500)	$2.28
Forfeited	(34,100)	$2.28
Outstanding at December 31, 2012	581,650	$1.93

Note: The RSU were approved by the shareholder and Board of Directors on May 10, 2011.